Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 3,477,461	$ 105,837	$ 5,904,541	$ 455,910	$ 631,006	$ 1,339,511
General and administrative expenses – related party	150,000	155,724	450,000	471,845	600,000	500,000
Loss from operations	(3,627,461)	(261,561)	(6,354,541)	(927,755)	(1,231,006)	(1,839,511)
Other income (expenses):
Interest income from cash and investments held in Trust Account	243,659	901,194	1,829,595	1,038,563	4,004,716	20,384
Change in fair value of derivative warrant liabilities	(197,000)	591,000	(295,500)	5,417,500	5,713,000	4,728,000
Gain from extinguishment of deferred underwriting commissions	362,250		362,250
Change in fair value of working capital loan – related party			800		(800)
Total other income, net	408,909	1,492,194	1,897,145	6,456,063
Offering costs – derivative warrant liabilities						(590,295)
Net income (loss)	$ (3,218,552)	$ 1,230,633	$ (4,457,396)	$ 5,528,308	$ 8,485,910	$ 2,318,578
Class A Ordinary Shares
Other income (expenses):
Weighted average shares outstanding, basic (in Shares)	2,722,722	29,550,000	5,632,404	29,550,000	29,550,000	26,959,315
Weighted average shares outstanding, diluted (in Shares)	2,722,722	29,550,000	5,632,404	29,550,000	29,550,000	26,959,315
Net (loss) income per ordinary share, Basic (in Dollars per share)	$ (0.32)	$ 0.03	$ (0.35)	$ 0.15	$ 0.23	$ 0.07
Class B Ordinary Shares
Other income (expenses):
Weighted average shares outstanding, basic (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,105,308
Weighted average shares outstanding, diluted (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Net (loss) income per ordinary share, Basic (in Dollars per share)	$ (0.32)	$ 0.03	$ (0.35)	$ 0.15	$ 0.23	$ 0.07